UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

OPPENHEIMER SERIES FUND, INC., CONSISTING OF: OPPENHEIMER DISCIPLINED ALLOCATION
                        FUND AND OPPENHEIMER VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--51.0%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.7%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Corinthian Colleges, Inc. 1                                                                  29,000        $      367,720
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
WCI Communities, Inc. 1                                                                      19,000               523,260
-------------------------------------------------------------------------------------------------------------------------
MEDIA--6.0%
Liberty Global, Inc., Series A 1                                                            108,331             2,318,283
-------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                            108,331             2,190,453
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                                407,700             3,408,372
                                                                                                           --------------
                                                                                                                7,917,108
CONSUMER STAPLES--4.1%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A 1                                                          46,600             1,243,754
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Wal-Mart Stores, Inc.                                                                        20,200               931,422
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                                                           44,500             3,219,130
ENERGY--5.2%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Halliburton Co.                                                                              22,200             1,766,010
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.8%
BP plc, ADR                                                                                  43,200             3,123,792
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                           4,300               413,875
-------------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                        19,700             1,507,050
                                                                                                           --------------
                                                                                                                5,044,717
FINANCIALS--9.4%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
UBS AG                                                                                       23,158             2,517,863
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp.                                                                         7,602               336,236
-------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                               19,588             1,074,010
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                            20,900             1,303,324
                                                                                                           --------------
                                                                                                                2,713,570
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Bear Stearns Cos., Inc. (The)                                                                 2,800               354,088
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                  17,200             1,432,760
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              23,277             1,084,243
                                                                                                           --------------
                                                                                                                2,871,091
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
American International Group, Inc.                                                            7,700               504,042
-------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                         9,000               869,850
-------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                              38,400             1,257,984
-------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                          16,400               502,660
                                                                                                           --------------
                                                                                                                3,134,536
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Countrywide Financial Corp.                                                                  15,600               521,664


1                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Freddie Mac                                                                                   9,200        $      624,312
                                                                                                           --------------
                                                                                                                1,145,976
HEALTH CARE--5.7%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
MedImmune, Inc. 1                                                                            20,000               682,400
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Boston Scientific Corp. 1                                                                    24,600               538,002
-------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                       6,500               360,295
                                                                                                           --------------
                                                                                                                  898,297
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Manor Care, Inc.                                                                             12,200               477,020
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                     45,900               333,693
                                                                                                           --------------
                                                                                                                  810,713
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
GlaxoSmithKline plc, ADR                                                                     20,500             1,050,420
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                 58,500             1,502,280
-------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                       34,700             1,596,200
-------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                        48,700               932,605
                                                                                                           --------------
                                                                                                                5,081,505
INDUSTRIALS--4.9%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Honeywell International, Inc.                                                                34,800             1,337,016
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                    131,300             1,693,770
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    15,200               887,224
                                                                                                           --------------
                                                                                                                3,918,010
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Cendant Corp.                                                                               130,900             2,191,266
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Gamesa Corporacion Tecnologica SA                                                            21,500               350,086
INFORMATION TECHNOLOGY--10.8%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc. 1                                                                        79,700             1,480,029
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Hutchinson Technology, Inc. 1                                                                21,400               592,352
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Flextronics International Ltd. 1                                                             48,600               508,356
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
ATI Technologies, Inc. 1                                                                     52,500               937,125
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                       44,200             1,112,072
                                                                                                           --------------
                                                                                                                2,049,197
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--7.3%
Compuware Corp. 1                                                                            48,000               395,520
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                             123,000             3,462,450
-------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                              129,200             1,258,408


2                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Synopsys, Inc. 1                                                                             48,200        $    1,065,702
-------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                       215,450             3,417,037
                                                                                                           --------------
                                                                                                                9,599,117
MATERIALS--0.7%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Praxair, Inc.                                                                                16,400               863,952
TELECOMMUNICATION SERVICES--1.4%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IDT Corp., Cl. B 1                                                                          153,700             1,898,195
UTILITIES--2.1%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
AES Corp. (The) 1                                                                           121,500             2,070,360
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                       67,500               683,100
                                                                                                           --------------
                                                                                                                2,753,460
                                                                                                           --------------
Total Common Stocks (Cost $56,346,709)                                                                         67,073,092

                                                                                          PRINCIPAL
                                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.9%
-------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 4.71%, 11/25/35 2                                                  $     110,000               110,065
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 4.55%, 4/20/08 2                                                                     80,000                80,061
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A,
Cl. A2, 3.66%, 12/26/07                                                                     195,818               195,178
-------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                       270,000               264,864
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                       81,999                81,894
-------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                          310,000               309,196
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                       13,998                13,953
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                       37,773                37,572
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                     115,831               115,154
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                     225,770               224,958
Series 2005-D, Cl. AV2, 4.80%, 10/25/35 2                                                   220,000               220,130
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                      230,000               229,057
-------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                      70,439                70,296
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                 40,000                39,037
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 2                                                                                   299,510               297,762
-------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed                250,000               256,085
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 3


3                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 4.90%, 2/25/33 2                                               $       4,125        $        4,133
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 2                                                 146,067               145,258
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                                  80,000                80,000
Series 2005-17, Cl. 1AF1, 4.73%, 5/25/36 2                                                  168,461               168,467
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                                  50,000                49,878
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                         99,797                99,611
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                        153,038               152,611
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                       164,447               164,024
-------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security, Series 2004-3, Cl.
AF2, 3.80%, 7/25/34 2                                                                       194,706               194,001
-------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 4.74%, 11/25/35 2                                    330,000               330,195
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                      190,000               187,702
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                       117,937               117,669
-------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                                                      590,000               588,268
-------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                        65,510                65,340
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                      210,000               209,035
-------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 4.75%, 1/20/35 2                                                     156,754               156,875
-------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates, Series 2005-2,
Cl. 2A1B, 3.63%, 8/25/35 2                                                                  246,990               246,804
-------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 4                                                           570,704               582,564
-------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 5.82%, 3/15/16 2                                                                    360,000               383,526
-------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                      168,848               168,352
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 2                                                  70,000                69,169
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 2                                                   60,000                59,190
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 2                                                   90,000                89,092
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                         170,000               169,058
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                           314,780               314,272
-------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series 2004-3, Cl.
A2, 2.79%, 6/15/07                                                                           38,719                38,682
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                        30,641                30,611
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                       183,814               183,238


4                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                        $      12,275        $       12,266
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 2                                                           87,001                86,423
-------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations, Series 2002-2,
Cl. A4, 4.50%, 2/20/10                                                                       46,090                46,112
-------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                      75,173                74,941
                                                                                                           --------------
Total Asset-Backed Securities (Cost $7,826,719)                                                                 7,812,629
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--29.3%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.7%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                               409,245               397,911
5%, 2/1/36 5                                                                                601,000               580,341
6%, 4/1/17-7/1/24                                                                           822,138               837,412
6.50%, 4/1/18-4/1/34                                                                        289,200               297,235
7%, 6/1/29-11/1/32                                                                          766,626               796,109
8%, 4/1/16                                                                                   82,006                87,312
9%, 8/1/22-5/1/25                                                                            22,820                24,760
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                           66,270                68,181
Series 2053, Cl. Z, 6.50%, 4/15/28                                                           74,813                76,815
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                         103,748               106,187
Series 2075, Cl. D, 6.50%, 8/15/28                                                          205,774               211,175
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           64,249                65,626
Series 2387, Cl. PD, 6%, 4/15/30                                                             68,727                69,170
Series 2456, Cl. BD, 6%, 3/15/30                                                             21,175                21,183
Series 2500, Cl. FD, 4.97%, 3/15/32 2                                                        32,842                32,972
Series 2526, Cl. FE, 4.87%, 6/15/29 2                                                        42,708                42,767
Series 2551, Cl. FD, 4.87%, 1/15/33 2                                                        33,507                33,839
Series 2583, Cl. KA, 5.50%, 3/15/22                                                         165,742               165,772
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.042%, 6/1/26 6                                                        61,642                13,208
Series 183, Cl. IO, 8.922%, 4/1/27 6                                                         93,534                20,910
Series 184, Cl. IO, 14.982%, 12/1/26 6                                                      102,561                20,643
Series 192, Cl. IO, 14.271%, 2/1/28 6                                                        30,052                 5,885
Series 200, Cl. IO, 12.563%, 1/1/29 6                                                        35,300                 7,776
Series 2003-118, Cl. S, 18.419%, 12/25/33 6                                                 501,945                58,260
Series 2130, Cl. SC, 5.474%, 3/15/29 6                                                       82,423                 5,570
Series 2796, Cl. SD, 9.657%, 7/15/26 6                                                      107,550                 7,308
Series 2920, Cl. S, 10.264%, 1/15/35 6                                                      673,857                33,717
Series 3000, Cl. SE, 16.402%, 7/15/25 6                                                     656,089                24,218


5                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.728%, 6/1/26 7                                        $      34,418        $       29,066
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                           646,592               640,089
5%, 2/1/36 5                                                                              3,774,000             3,646,628
5.50%, 2/1/33-11/1/34                                                                     4,688,169             4,649,154
5.50%, 2/1/21-2/1/36 5                                                                    5,163,000             5,118,015
6%, 7/1/16-11/1/32                                                                        1,666,163             1,701,404
6%, 2/1/36 5                                                                              2,008,000             2,028,080
6.50%, 3/1/26-10/1/30                                                                        85,026                87,575
6.50%, 2/1/36 5                                                                           2,702,000             2,770,393
7%, 11/1/17-2/25/22                                                                         365,125               374,836
7%, 2/1/36-3/1/36 5                                                                       2,516,000             2,614,604
7.50%, 1/1/08-1/1/33                                                                         89,204                93,502
8.50%, 7/1/32                                                                                 7,410                 8,029
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                                                                    226,442               233,926
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                        177,064               182,007
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                           263,241               273,238
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                            3,151                 3,143
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                           38,442                38,636
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                      257,823               264,727
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           46,163                46,433
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                           27,656                27,787
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                           10,281                10,282
Trust 2002-77, Cl. WF, 4.87%, 12/18/32 2                                                     51,166                51,568
Trust 2004-38, Cl. FT, 4.96%, 10/25/33 2                                                    665,869               667,493
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                         236,000               231,398
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                          528,000               493,321
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                       160,000               149,639
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, (0.028)%, 10/25/23 6                                                 56,621                 5,522
Trust 2002-38, Cl. SO, 0.933%, 4/25/32 6                                                     78,983                 4,906
Trust 2002-47, Cl. NS, 6.308%, 4/25/32 6                                                    128,571                11,109
Trust 2002-51, Cl. S, 6.468%, 8/25/32 6                                                     118,116                10,028
Trust 2002-77, Cl. IS, 3.56%, 12/18/32 6                                                    134,564                12,564
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 13.001%, 6/1/23 6                                                         214,544                50,858
Trust 240, Cl. 2, 16.446%, 9/1/23 6                                                         334,240                75,442
Trust 247, Cl. 2, 14.346%, 10/1/23 6                                                        356,835                81,126
Trust 252, Cl. 2, 6.974%, 11/1/23 6                                                         159,080                36,253
Trust 273, Cl. 2, 14.402%, 8/1/26 6                                                          46,346                 9,902
Trust 319, Cl. 2, 11.542%, 2/1/32 6                                                          65,224                15,176
Trust 321, Cl. 2, 6.867%, 4/1/32 6                                                          639,857               148,850


6                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 329, Cl. 2, 10.901%, 1/1/33 6                                                   $     107,452        $       24,138
Trust 331, Cl. 9, (12.308)%, 2/1/33 6                                                       176,795                39,091
Trust 333, Cl. 2, 11.527%, 4/1/33 6                                                       1,634,672               371,096
Trust 334, Cl. 17, 3.181%, 2/1/33 6                                                         106,053                23,594
Trust 338, Cl. 2, 9.928%, 7/1/33 6                                                          883,627               199,511
Trust 350, Cl. 2, 12.109%, 3/1/34 6                                                         723,319               161,755
Trust 2001-65, Cl. S, 18.645%, 11/25/31 6                                                   296,386                25,616
Trust 2001-81, Cl. S, 8.212%, 1/25/32 6                                                      64,972                 5,413
Trust 2002-9, Cl. MS, 7.165%, 3/25/32 6                                                      91,667                 8,136
Trust 2002-52, Cl. SD, (0.547)%, 9/25/32 6                                                  143,305                13,348
Trust 2002-77, Cl. SH, 10.436%, 12/18/32 6                                                   84,753                 7,110
Trust 2002-96, Cl. SK, 19.513%, 4/25/32 6                                                   775,086                69,432
Trust 2003-4, Cl. S, 18.162%, 2/25/33 6                                                     164,022                16,340
Trust 2004-54, Cl. DS, 4.268%, 11/25/30 6                                                   120,133                 6,760
Trust 2005-6, Cl. SE, 5.40%, 2/25/35 6                                                      445,244                22,301
Trust 2005-19, Cl. SA, 4.787%, 3/25/35 6                                                  1,787,745               101,948
Trust 2005-40, Cl. SA, 5.59%, 5/25/35 6                                                     384,521                20,992
Trust 2005-71, Cl. SA, 16.022%, 8/25/25 6                                                   412,640                22,799
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 5.842%, 9/25/23 7                                                     70,060                59,674
                                                                                                           --------------
                                                                                                               32,208,025
-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                                         116,870               121,988
7.50%, 3/15/09                                                                               67,863                70,402
8%, 5/15/17                                                                                  47,684                51,074
8.50%, 8/15/17-12/15/17                                                                      29,748                32,102
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, 2.175%, 1/16/27 6                                                   199,908                12,508
Series 2002-76, Cl. SY, 1.428%, 12/16/26 6                                                  269,909                16,593
Series 2004-11, Cl. SM, (1.535)%, 1/17/30 6                                                  98,187                 5,866
                                                                                                           --------------
                                                                                                                  310,533
NON-AGENCY--4.6%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                     210,000               202,604
Series 2005-2, Cl. A4, 4.783%, 7/10/43 2                                                    280,000               273,569
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                      230,000               223,924
-------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,                190,573               190,182
Cl. 2A1, 6.50%, 7/20/32


7                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                $     155,460        $      157,841
Series 2005-E, Cl. 2A2, 4.981%, 6/25/35 2                                                    45,651                45,414
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                      100,000                98,446
-------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44 2                                     260,000               260,798
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2004-J9, Cl. 1A1, 4.71%,
10/25/34 2                                                                                   49,617                49,654
-------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.70%, 4/29/39 2,3                                                 170,000               170,850
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                   124,770               128,045
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                      90,000                87,238
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                     140,000               138,634
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      68,231                69,621
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                    140,000               135,371
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                                   190,000               184,742
Series 2005-G G5, Cl. A2, 5.117%, 4/10/37                                                   150,000               149,918
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates,
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                    147,203               142,473
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                         60,000                58,637
-------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                     160,000               158,457
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                        281,076               282,302
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                                     543,496               539,665
-------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates, Series
2004-2, Cl. A1, 6.50%, 8/25/32                                                              396,307               400,023
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                     160,000               164,949
-------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                               192,000               209,049
-------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                     140,571               140,547
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                    300,000               295,832
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 2                                                  160,000               158,254
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,                 180,879               180,692
Series 2005-AR5, Cl. A1, 4.679%, 5/25/35 2



8                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
4.521%, 1/25/35 2                                                                     $     177,201        $      176,322
                                                                                                           --------------
                                                                                                                5,474,053
-------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                        200,000               196,811
-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                     412,328               419,544
                                                                                                           --------------
Total Mortgage-Backed Obligations (Cost $38,933,917)                                                           38,608,966
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.1%
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                        140,000               136,987
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                           1,065,000             1,057,898
4.125%, 7/12/10                                                                             250,000               243,314
4.375%, 11/16/07                                                                            100,000                99,309
4.625%, 2/21/08                                                                              95,000                94,763
6.625%, 9/15/09                                                                             240,000               254,183
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                 320,000               317,237
4.25%, 7/15/07                                                                              550,000               545,793
6%, 5/15/11                                                                                 600,000               633,334
7.25%, 5/15/30                                                                              170,000               221,843
7.25%, 1/15/10 8                                                                            750,000               815,017
-------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                              280,000               263,300
5.375%, 11/13/08                                                                            109,000               110,711
Series A, 6.79%, 5/23/12                                                                    950,000             1,047,977
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                              94,000               103,510
STRIPS, 4.96%, 2/15/16 9                                                                    171,000               107,792
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 7/15/10                                                                             132,000               128,746
4.25%, 11/30/07-8/15/15                                                                     216,000               213,454
4.375%, 12/31/07-11/15/08                                                                   229,000               228,399
5%, 2/15/11                                                                                  76,000                77,758
                                                                                                           --------------
Total U.S. Government Obligations (Cost $6,812,732)                                                             6,701,325
-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $249,242)                                  235,000               261,908
-------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.0%
-------------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                 250,000               250,491
-------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                              185,000               176,052
-------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                         125,000               132,344
-------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                            135,000               127,191
-------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                180,000               207,186


9                       |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Bonds 2, 10                                                 $     220,000        $      219,309
-------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                     130,000               127,400
-------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                          125,000               136,210
-------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                      115,000               151,741
-------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                  240,000               256,890
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                           240,000               254,858
-------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                       100,000               112,626
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                           105,000               117,616
-------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                 175,000               209,572
-------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                  270,000               261,766
-------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                       270,000               260,977
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                                 250,000               253,357
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                             150,000               145,615
6.125% Nts., 1/15/14                                                                        115,000               115,042
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8% Nts., 6/15/10                                         230,000               251,238
-------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.50% Unsec. Nts., 3/1/09                                                       175,000               137,375
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                            170,000               200,456
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                   235,000               259,794
-------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                               120,000               120,538
-------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                 205,000               225,844
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                           170,000               175,593
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                   105,000               105,307
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                  130,000               150,800
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                              325,000               295,068
7.375% Nts., 10/28/09                                                                        55,000                51,499
-------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec. Nts., 3/1/31 2                                           40,000                52,429
-------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                         135,000               137,597
9.55% Unsub. Nts., 12/15/08 2                                                                29,000                32,068
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                  195,000               191,002
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                          410,000               401,784
8% Bonds, 11/1/31                                                                           190,000               194,263
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                              380,000               387,695
-------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                               135,000               132,211
-------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Bonds, Series A 2,3,10                                                200,000               199,257
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                   125,000               126,363
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                         155,000               169,907
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                                      100,000               100,412
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                          165,000               158,265
-------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2                                  110,000               116,325
-------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11                                                     85,000                83,208
5.15% Sr. Unsec. Nts., 3/1/12                                                               100,000                97,034
-------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                     235,000               261,333
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                                   180,000               177,126
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                     130,000               126,356


10                      |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                         $     165,000        $      156,253
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                          145,000               153,048
-------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                       160,000               160,238
-------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                             300,000               314,798
-------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                        210,000               193,334
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                         140,000               131,731
-------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                             130,000               130,767
-------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                170,000               161,357
-------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                      90,000                93,397
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                               200,000               224,282
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                             265,000               259,617
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                               135,000               133,923
-------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                            220,000               225,097
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                          125,000               133,359
-------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                17,000                17,907
-------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                           95,000                98,431
6.25% Sr. Unsec. Nts., 11/15/11                                                              30,000                31,407
-------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                    190,000               210,044
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                         22,000                22,908
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts., Series 12,
12/15/15 3                                                                                  215,000               212,796
-------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 3                        395,000               391,005
-------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 3                      64,478                61,023
-------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                           265,000               264,514
-------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 3                          95,000               104,422
-------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 3                                 295,000               370,762
-------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                     260,000               332,206
-------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                            130,000               130,495
-------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                 130,000               130,045
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                               175,000               186,414
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                              195,000               194,829
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                         235,000               257,834
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 3                                              195,000               195,061
-------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds 2,3,10                                                   10,000                10,372
-------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                   160,000               209,864
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                              190,000               195,463
-------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                    245,000               292,998
-------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                  220,000               260,913
-------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                           195,000               190,347
-------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                        165,000               167,341
-------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                          225,000               229,864
6.125% Unsec. Unsub. Nts., 1/15/09                                                           31,000                31,730
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                      165,000               165,076
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                             215,000               208,489
-------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                         135,000               127,728
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                       120,000               129,634


11                      |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                             $     260,000        $      260,914
-------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                           260,000               261,786
                                                                                                           --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $17,090,200)                                             17,060,213
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.0%
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank,
4.34%, 2/1/06 (Cost $4,000,000)                                                           4,000,000             4,000,000
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.3%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.90% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $7,014,855 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%,
12/1/35, with a value of $799,056,396 (Cost $7,014,000)                                   7,014,000             7,014,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $138,273,519)                                               112.8%          148,532,133
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (12.8)          (16,904,832)
                                                                                      ------------------------------------
Net Assets                                                                                    100.0%       $  131,627,301
                                                                                      ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,971,633 or 1.50% of the Fund's net assets as of January 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $582,564, which represents 0.44% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See accompanying Notes to Quarterly Statement of Investments.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,833,578 or 1.39% of the Fund's net assets as of January 31, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $88,740 or 0.07% of the Fund's net assets as of January 31, 2006.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $239,071. See accompanying Notes to Quarterly Statement of Investments.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $138,276,790
Federal tax cost of other investments           (17,344,572)
                                               -------------
Total federal tax cost                         $120,932,218
                                               =============

Gross unrealized appreciation                  $ 14,377,584
Gross unrealized depreciation                    (4,024,216)
                                               -------------
Net unrealized appreciation                    $ 10,353,368
                                               =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the


12                      |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $21,813,326 of securities issued on a when-issued basis or forward commitment and sold $4,986,815 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


13                      |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2006, the Fund had outstanding futures contracts as follows:

                                          EXPIRATION         NUMBER OF        VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                           DATES         CONTRACTS       JANUARY 31, 2006     APPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                              3/22/06                41       $      4,626,594    $      26,756
                                                                                                 -------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.                 3/8/06                 7              1,024,388            4,233
U.S. Treasury Nts., 2 yr.                    3/31/06                70             14,339,063           28,245
U.S. Treasury Nts., 5 yr.                    3/22/06                39              4,123,641           16,242
U.S. Treasury Nts., 10 yr.                   3/22/06                22              2,385,625           22,859
                                                                                                 -------------
                                                                                                        71,579
                                                                                                 -------------
                                                                                                 $      98,335
                                                                                                 =============


14                      |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings.When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended January 31, 2006 was as follows:

                                                         CALL OPTIONS
                                            -----------------------------
                                             NUMBER OF          AMOUNT OF
                                             CONTRACTS           PREMIUMS
-------------------------------------------------------------------------
Options outstanding as of
October 31, 2005                                  127       $     15,589
Options closed or expired                        (127)           (15,589)
                                            -----------------------------
Options outstanding as of
January 31, 2006                                    --      $         --
                                            =============================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of January 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                        NOTIONAL    TERMINATION      UNREALIZED
COUNTERPARTY          SWAP DESCRIPTION                                                        AMOUNT           DATE    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
                      Received or paid monthly. If the sum of the Lehman Brothers
                      CMBS Index Payer Payment Amount and the Floating Rate Payer
                      Payment Amount is positive, the Counterparty will pay such amount to the Fund. If the sums are negative, then the Fund
Goldman Sachs         shall pay the absolute value of such amount to the
Group, Inc. (The)     Counterparty.                                                      $ 1,000,000         6/1/06           $ 424


15                      |                Oppenheimer Disciplined Allocation Fund

Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Abbreviations are as follows:

CMBS      Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


16                      |                Oppenheimer Disciplined Allocation Fund


Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.6%
------------------------------------------------------------------------------------------------------------------------
MEDIA--7.6%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                   503,000        $   13,943,160
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                         1,379,946            29,530,844
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                         2,723,681            55,072,830
------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                  1,504,200            23,706,192
                                                                                                          --------------
                                                                                                             122,253,026
CONSUMER STAPLES--4.9%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
Diageo plc, Sponsored ADR                                                                  127,000             7,622,540
------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.4%
Altria Group, Inc.                                                                         980,100            70,900,434
ENERGY--12.9%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                                                            110,252             8,770,547
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--12.3%
BP plc, ADR                                                                                936,430            67,713,253
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        1,353,300            84,919,575
------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                             336,100            46,492,713
                                                                                                          --------------
                                                                                                             199,125,541
FINANCIALS--29.5%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
UBS AG                                                                                     786,075            85,524,960
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.6%
Bank of America Corp.                                                                      341,278            15,094,726
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                           1,213,900            66,558,137
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                        1,186,110            73,965,820
                                                                                                          --------------
                                                                                                             155,618,683
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.2%
Bear Stearns Cos., Inc. (The)                                                              130,200            16,465,092
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                354,100            29,496,530
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          1,506,666            70,180,502
                                                                                                          --------------
                                                                                                             116,142,124
------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.8%
Everest Re Group Ltd.                                                                      168,200            16,256,530
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                          1,229,170            40,267,609
------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                        664,070            20,353,746
                                                                                                          --------------
                                                                                                              76,877,885
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide Financial Corp.                                                                622,640            20,821,082
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                310,070            21,041,350
                                                                                                          --------------
                                                                                                              41,862,432
HEALTH CARE--5.7%
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Pfizer, Inc.                                                                             2,273,100            58,373,208
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                     737,900            33,943,400
                                                                                                          --------------
                                                                                                              92,316,608


1                        |                                Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.6%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.3%
Honeywell International, Inc.                                                              468,500        $   17,999,770
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                68,750             2,816,688
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                1,396,600            81,519,542
                                                                                                          --------------
                                                                                                             102,336,000
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Cendant Corp.                                                                            2,164,940            36,241,096
INFORMATION TECHNOLOGY--14.7%
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Hutchinson Technology, Inc. 1                                                              564,900            15,636,432
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      187,750            15,264,075
                                                                                                          --------------
                                                                                                              30,900,507
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
ATI Technologies, Inc. 1                                                                   386,000             6,890,100
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--12.4%
Compuware Corp. 1                                                                        1,699,442            14,003,402
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          2,722,460            76,637,249
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                           2,081,940            20,278,096
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         2,091,600            46,245,276
------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                    2,648,525            42,005,607
                                                                                                          --------------
                                                                                                             199,169,630
MATERIALS--4.2%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Dow Chemical Co. (The)                                                                     362,900            15,350,670
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                              714,380            37,633,538
                                                                                                          --------------
                                                                                                              52,984,208
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Phelps Dodge Corp.                                                                          98,000            15,729,000
TELECOMMUNICATION SERVICES--1.9%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
IDT Corp., Cl. B 1                                                                       1,237,203            15,279,457
------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                        673,400            15,414,126
                                                                                                          --------------
                                                                                                              30,693,583
UTILITIES--7.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.2%
AES Corp. (The) 1                                                                        2,625,880            44,744,995
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                       1,241,000            17,957,270
------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                 522,330            19,488,132
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   1,870,230            18,926,728
                                                                                                          --------------
                                                                                                             101,117,125
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Sempra Energy                                                                              325,930            15,660,937
                                                                                                          --------------
Total Common Stocks (Cost $1,421,882,768)                                                                  1,568,736,966


2                        |                                Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.4%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 7.05% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with UBS
Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $55,111,720 on
2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with
a value of $799,056,396 (Cost $55,105,000)                                          $   55,105,000        $    55,105,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,476,987,768)                                            100.6%         1,623,841,966
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (0.6)           (10,335,390)
                                                                                    --------------------------------------
Net Assets                                                                                   100.0%       $ 1,613,506,576
                                                                                    ======================================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $1,479,127,746
                                                    ===============

Gross unrealized appreciation                       $  174,261,660
Gross unrealized depreciation                          (29,547,440)
                                                    ---------------
Net unrealized appreciation                         $  144,714,220
                                                    ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


3                        |                                Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4                        |                                Oppenheimer Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc., consisting of: Oppenheimer Disciplined Allocation Fund and Oppenheimer Value Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006